Ioannis Tzouganatos Vice-President	100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-476-1711 Fax 617-203-1260 Ioannis.tzouganatos@citi.com

February 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Branch of Document Control

100 F Street NE

Washington, D.C. 20549

Re: Mirae Asset Discovery Funds (the “Registrant”)

File Nos. 333-166018; 811-22406

Filing Pursuant to 497(j)

Dear Sir or Madam:

This letter is being transmitted on behalf of the Registrant by means of electronic submission pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”).

Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Registrant that the Prospectus dated January 31, 2012 does not differ from the Prospectus contained in Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A pursuant to the 1933 Act (Amendment No. 25 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”)). The Amendment was filed electronically with the Securities and Exchange Commission by EDGAR on January 31, 2012, accession number 0001398432-12-000095 under the 1940 Act.

With respect to the Registrant’s Statement of Additional Information (“SAI”) dated January 31, 2012, a definitive form of the Registrant’s SAI is being filed pursuant to Rule 497(c) under the 1933 Act.

If you have any questions concerning this filing, please do not hesitate to call Ioannis Tzouganatos at (617) 476-1711.

Sincerely,

/s/ Ioannis Tzouganatos

Vice President

cc:

Peter Graham

Laurin Blumenthal Kleiman

Gladys Chang

Joyce LaPreta

Citi Fund Services Ohio, Inc.